SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST	12 Months Ended
Dec. 31, 2018
Disclosure of supplementary information to the statements of profit and lost and other comprehensive loss [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOST AND OTHER COMPREHENSIVE LOSS
NOTE 20:-	SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF COMPREHENSIVE PROFIT OR LOST

a.	Cost of revenues:

	Year ended December 31,
	2016	2017	2018

Salary and benefits (including share-based compensation)	2,112	2,073	2,212
Subcontractors	66	121	72
Depreciation and amortization	475	457	474
Cost of materials	410	535	468
Other manufacturing expenses	892	989	783
Decrease (increase) in inventory of finished products	780	(999)	299
Allotment of manufacturing costs to R&D	(2,577)	(1,598)	(2,220)

	2,158	1,578	2,088

b.	Research and development expenses, net of participations:

	Year ended December 31,
	2016	2017	2018

Salary and benefits (including share-based compensation)	3,171	3,840	3,703
Subcontractors	8,517	8,780	11,423
Depreciation and amortization	28	42	51
Cost of materials	351	223	309
Allotment of manufacturing costs	2,577	1,598	2,220
Other research and development expenses	135	142	209

Research and development, gross	14,779	14,625	17,915

Participations:
BARDA funds	(5,566)	(8,565)	(13,238)
Revaluation of liabilities in respect of IIA grants	(2,145)	(598)	(605)

	7,068	5,462	4,072

c.	Selling and marketing expenses:

	Year ended December 31,
	2016	2017	2018

Salary and benefits (including share based compensation)	5,438	3,062	2,343
Marketing and medical support	2,444	1,628	1,055
Depreciation and amortization	18	12	9
Shipping and delivery	111	236	192
Registration and marketing license fees	392	424	589

	8,403	5,362	4,188

d.	General and administrative expenses:

	Year ended December 31,
	2016	2017	2018

Salary and benefits (including share‑based compensation)	2,361	2,032	2,035
Professional fees	1,241	1,224	1,361
Depreciation and amortization	66	56	43
Other	416	469	360

	4,084	3,781	3,799

e.	Other expenses:

   Other one-time expenses associated with the review of potential strategic transactions.

f.	Financial income and expense:

	Year ended December 31,
	2016	2017	2018
Financial income:
Interest income	414	349	412
Revaluation of contingent consideration for the purchase of shares	1,621	-	-
Exchange differences, net	131	57	-

	2,166	406	412
Financial expense:
Interest in respect of IIA grants	847	827	892
Revaluation of contingent consideration for the purchase of shares	-	351	758
Exchange differences, net	-	-	219
Finance expenses in respect of deferred revenue	-	-	164
Other	49	74	84

	896	1,252	2,117